Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense	$ 504	$ 538		$ 251
Deferred income tax expense (benefit)	121	398		(1,034)
Income tax expense (benefit)	$ 625	$ 936	[1]	$ (783)	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2